Property, plant and equipment - Changes in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant and equipment [abstract]
Opening net book amount	$ 1,422,623	$ 1,358,292
Exchange differences	151,866	156,714
Additions	234,018	204,829
Revaluation surplus	(72,216)	(126,675)
Reclassification from investment property		1,380
Acquisition of subsidiaries	21,331
Transfers	0	0
Disposals	(3,334)	(4,317)
Reclassification to non-income tax credits	(158)	(303)
Depreciation	(188,775)	(167,297)
Closing net book amount	1,565,355	1,422,623
Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	2,852,627	2,620,999
Closing net book amount	3,184,133	2,852,627
Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(1,430,004)	(1,262,707)
Closing net book amount	(1,618,778)	(1,430,004)
Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount	711,261	694,166
Exchange differences	88,546	142,390
Additions	0	0
Revaluation surplus	(72,216)	(126,675)
Reclassification from investment property		1,380
Acquisition of subsidiaries	0
Transfers	0	0
Disposals	0	0
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	727,591	711,261
Farmlands | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	711,261	694,166
Closing net book amount	727,591	711,261
Farmlands | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	0	0
Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount	16,579	21,585
Exchange differences	1,518	2,772
Additions	0	169
Revaluation surplus	0	0
Reclassification from investment property		0
Acquisition of subsidiaries	0
Transfers	2,192	(4,773)
Disposals	0	(8)
Reclassification to non-income tax credits	0	0
Depreciation	(3,547)	(3,166)
Closing net book amount	16,742	16,579
Farmland improvements | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	42,438	44,278
Closing net book amount	46,148	42,438
Farmland improvements | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(25,859)	(22,693)
Closing net book amount	(29,406)	(25,859)
Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount	207,679	177,604
Exchange differences	16,237	20,923
Additions	13,489	11,681
Revaluation surplus	0	0
Reclassification from investment property		0
Acquisition of subsidiaries	21,331
Transfers	41,167	23,049
Disposals	(953)	(126)
Reclassification to non-income tax credits	0	0
Depreciation	(30,570)	(25,452)
Closing net book amount	268,380	207,679
Buildings and facilities | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	435,193	379,666
Closing net book amount	526,464	435,193
Buildings and facilities | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(227,514)	(202,062)
Closing net book amount	(258,084)	(227,514)
Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount	83,183	95,905
Exchange differences	19,580	(4,804)
Additions	62,637	55,463
Revaluation surplus	0	0
Reclassification from investment property		0
Acquisition of subsidiaries	0
Transfers	10,198	13,471
Disposals	(2,278)	(4,078)
Reclassification to non-income tax credits	(158)	(303)
Depreciation	(81,950)	(72,471)
Closing net book amount	91,212	83,183
Machinery, equipment, furniture and fittings | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	803,193	743,444
Closing net book amount	893,172	803,193
Machinery, equipment, furniture and fittings | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(720,010)	(647,539)
Closing net book amount	(801,960)	(720,010)
Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount	294,982	304,829
Exchange differences	15,447	(34,433)
Additions	112,614	88,530
Revaluation surplus	0	0
Reclassification from investment property		0
Acquisition of subsidiaries	0
Transfers	0	149
Disposals	0	0
Reclassification to non-income tax credits	0	0
Depreciation	(70,316)	(64,093)
Closing net book amount	352,727	294,982
Bearer plants | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	730,762	676,516
Closing net book amount	858,823	730,762
Bearer plants | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(435,780)	(371,687)
Closing net book amount	(506,096)	(435,780)
Others
Changes in property, plant and equipment [abstract]
Opening net book amount	27,571	6,463
Exchange differences	1,389	20,567
Additions	3,318	2,615
Revaluation surplus	0	0
Reclassification from investment property		0
Acquisition of subsidiaries	0
Transfers	(169)	104
Disposals	(103)	(63)
Reclassification to non-income tax credits	0	0
Depreciation	(2,392)	(2,115)
Closing net book amount	29,614	27,571
Others | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	48,412	25,189
Closing net book amount	52,846	48,412
Others | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(20,841)	(18,726)
Closing net book amount	(23,232)	(20,841)
Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount	81,368	57,740
Exchange differences	9,149	9,299
Additions	41,960	46,371
Revaluation surplus	0	0
Reclassification from investment property		0
Acquisition of subsidiaries	0
Transfers	(53,388)	(32,000)
Disposals	0	(42)
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	79,089	81,368
Work in progress | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	81,368	57,740
Closing net book amount	79,089	81,368
Work in progress | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	$ 0	$ 0